SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Metu Brands, Inc [Member]	12 Months Ended
Sep. 30, 2015
Computer Equipment [Member] | Minimum [Member]
Property and equipment, useful lives	P3Y
Computer Equipment [Member] | Maximum [Member]
Property and equipment, useful lives	P10Y
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment, useful lives	P3Y
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment, useful lives	P7Y
Test Equipment [Member] | Minimum [Member]
Property and equipment, useful lives	P5Y
Test Equipment [Member] | Maximum [Member]
Property and equipment, useful lives	P7Y
Signs [Member]
Property and equipment, useful lives	P7Y
Software [Member]
Property and equipment, useful lives	P3Y
Marketing And Promotional Video [Member]
Property and equipment, useful lives	P3Y